Leases - Summary of Maturities of The Group's Operating Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finance Lease
Within 1 year	¥ 184,626
Between 1 and 2 years	59,371
Between 2 and 3 years	31,767
Between 3 and 4 years	31,767
Between 4 and 5 years	34,835
Thereafter	857,722
Total minimum lease payments	1,200,088
Less: Interest	(274,066)
Present value of lease obligations	926,022	¥ 0
Less: Current portion	(128,279)	0
Non - current portion of lease obligations	797,743	0
Operating Lease
Within 1 year	593,383
Between 1 and 2 years	425,187
Between 2 and 3 years	322,100
Between 3 and 4 years	291,060
Between 4 and 5 years	210,323
Thereafter	930,901
Total minimum lease payments	2,772,954
Less: Interest	(427,567)
Present value of lease obligations	2,345,387	1,563,242
Less: Current portion	(490,811)	(373,488)
Non - current portion of lease obligations	¥ 1,854,576	¥ 1,189,754